Sale of securities (Details) (USD $)	Dec. 01, 2011	May 31, 2011
Sale of securities
Company purchased ring common stock shares		100,000
Stockholders purchased the Ring shares on behalf of the Company		200,000
Share value per share		$ 2.00
Consideration paid to purchase the Fisher I Property		$ 20,000
Remaining shares after consideration appriciated		80,000
Appriciated share value per share	$ 4.00
The company realised gain sale of securities	$ 160,000